Other long-term assets (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2018 USD ($)	Dec. 31, 2018 CNY (¥)	Dec. 31, 2017 CNY (¥)
Other long-term assets
Deposit for land use rights		¥ 105,840
Prepayment for investments (Note a)			¥ 240,000
Long term trade receivables (Note b)		221,000	63,872
Loan to staff		67,810	62,888
Long term loan receivables		5,586
Subtotal		400,236	366,760
Less: allowance for doubtful accounts		(3,789)
Total	$ 57,661	¥ 396,447	¥ 366,760
Maximum
Other long-term assets
Number of instalment payment	24 months